March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Account - 4 (“Registrant”)
File No. 811-05701
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Variable Account - 4, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Legal Fund Name	CIK
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III	0001382990
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	0001382990
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4	0000729528
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4	0000729528
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4	0000729528
American Funds Insurance Series(R) - International Fund: Class 4	0000729528
American Funds Insurance Series(R) - New World Fund: Class 4	0000729528
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock iShares(R) Dynamic Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	0000355916
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2	0000815425
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	0001413032
Credit Suisse Trust - Commodity Return Strategy Portfolio	0000941568
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	0000823535
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Guggenheim Variable Fund - Global Managed Futures Strategy	0001064046
Guggenheim Variable Fund - Long Short Equity Fund	0001064046
Guggenheim Variable Fund - Multi-Hedge Strategies	0001064046
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	0000217087

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares	0000896435
Invesco - Invesco V.I. International Growth Fund: Series II Shares	0000896435
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Janus Henderson VIT Balanced Portfolio: Service Shares	0000906185
Janus Henderson VIT Enterprise Portfolio: Service Shares	0000906185
Janus Henderson VIT Flexible Bond Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2	0000909221
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2	0000909221
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II	0000874835
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	0000887340
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II	0001011378
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	0000353905

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares	0000736913
Northern Lights Variable Trust - 7Twelve Balanced Portfolio	0001352621
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2	0001352621
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2	0001352621
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	0000355411
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	0000752737
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class	0001047304
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	0000930709
ProFund VP Access High Yield Fund	0001039803
ProFund VP Asia 30	0001039803
ProFund VP Banks	0001039803
ProFund VP Basic Materials	0001039803
ProFund VP Bear	0001039803
ProFund VP Biotechnology	0001039803
ProFund VP Bull	0001039803
ProFund VP Consumer Goods	0001039803
ProFund VP Consumer Services	0001039803
ProFund VP Emerging Markets	0001039803
ProFund VP Europe 30	0001039803
ProFund VP Financials	0001039803
ProFund VP Health Care	0001039803
ProFund VP Industrials	0001039803
ProFund VP International	0001039803
ProFund VP Internet	0001039803
ProFund VP Japan	0001039803
ProFund VP NASDAQ-100	0001039803
ProFund VP Oil & Gas	0001039803
ProFund VP Pharmaceuticals	0001039803
ProFund VP Precious Metals	0001039803
ProFund VP Real Estate	0001039803
ProFund VP Rising Rates Opportunity	0001039803
ProFund VP Semiconductor	0001039803
ProFund VP Short Emerging Markets	0001039803
ProFund VP Short International	0001039803
ProFund VP Short NASDAQ-100	0001039803
ProFund VP Technology	0001039803

ProFund VP Telecommunications	0001039803
ProFund VP U.S. Government Plus	0001039803
ProFund VP UltraNASDAQ-100	0001039803
ProFund VP UltraShort NASDAQ-100	0001039803
ProFund VP Utilities	0001039803
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	0000822671
Rydex Variable Trust - Banking Fund	0001064046
Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Commodities Strategy Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046
Rydex Variable Trust - High Yield Strategy Fund	0001064046
Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046

Rydex Variable Trust - Utilities Fund	0001064046
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	0001064046
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
The Merger Fund VL - The Merger Fund VL	0001208133
VanEck VIP Trust - Emerging Markets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S	0000811976

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management